CONDENSED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement
Preferred stock, par value, (per share)	$ 0.0001
Preferred stock, shares authorized	40,000,000
Preferred stock, shares issued	0
Preferred stock, shares outstanding	0
Class A common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	350,000,000
Common stock, shares issued	10,621,073
Common stock, shares outstanding	10,621,073
Class B common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	60,000,000
Common stock, shares issued	36,973,877
Common stock, shares outstanding	36,973,877
DiamondHead Holdings Corp.
Statement
Preferred stock, par value, (per share)	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
DiamondHead Holdings Corp. | Class A common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000
DiamondHead Holdings Corp. | Class A common stock subject to possible redemption
Statement
Class A common stock subject to possible redemption, par value, (in dollars per share)	$ 0.0001	$ 0.0001
Class A common stock subject to possible redemption, outstanding (in shares)	34,500,000	34,500,000
Class A common stock subject to possible redemption, redemption value per share	$ 10.10	$ 10.00
DiamondHead Holdings Corp. | Class A common stock not subject to possible redemption
Statement
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
DiamondHead Holdings Corp. | Class B common stock
Statement
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	10,000,000	10,000,000
Common stock, shares issued	8,625,000	8,625,000
Common stock, shares outstanding	8,625,000	8,625,000